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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: September 30 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  540 Madison Avenue
          27th Floor
          New York, NY 10022

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 451-9161

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        10/22/2007
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total: $1,584,045
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
Force Capital Management, LLC
Form 13F Information Table
September 30 2007

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------
ALLEGHENY ENERGY, INC.      COM		017361106      73,802  1,412,200   SH		SOLE	NONE 1,412,200  0
AMERICAN EXPRESS CO	    COM		025816109      36,703	 618,200   SH		SOLE	NONE   618,200	0
AVIS BUDGET GROUP INC	    COM         053774105      12,422    542,695   SH           SOLE	NONE   542,695  0
BANKATLANTIC BANCORP INC    COM CL A	065908501	6,194	 714,400   SH		SOLE	NONE   714,400  0
BARNES & NOBLE INC    	    COM 	067774109	7,066	 200,400   SH		SOLE	NONE   200,400  0
BURLINGTON NORTHERN SANTA   COM		12189T104	8,117	 100,000   SH		SOLE	NONE   100,000  0
CABOT CORP		    COM		127055101       3,265     91,900   SH		SOLE	NONE    91,900	0
CHOICE HOTELS INTL INC	    COM		169905106       7,165    190,200   SH		SOLE	NONE   190,200	0
CLEAR CHANNEL OUTDOOR	    COM	CL A	18451C109      20,630    809,000   SH		SOLE	NONE   809,000  0
COPART INC                  COM         217204106      66,892  1,945,102   SH           SOLE	NONE 1,945,102  0
CROWN CASTLE INTL CORP      COM         228227104     140,962  3,469,400   SH           SOLE	NONE 3,469,400  0
CSX CORP		    COM		126408103      50,379  1,179,000   SH		SOLE	NONE 1,179,000	0
DISCOVERY HOLDINGS CO	    Com CL A	25468Y107      51,342  1,779,611   SH		SOLE	NONE 1,779,611  0
DSW INC         	    COM	CL A	23334L102       9,859    391,700   SH		SOLE	NONE   391,700  0
EAGLE MATERIALS INC         COM		26969P108      15,290    427,800   SH		SOLE	NONE   427,800  0
EATON VANCE CORP            COM		278265103       5,766    144,300   SH		SOLE	NONE   144,300  0
ELECTRONIC GAMECARD INC	    COM		285716106	  688    955,800   SH		SOLE	NONE   955,800  0
FREEPORT-MCMORAN COPPER	    COM		35671D857      74,169    707,109   SH		SOLE	NONE   707,109  0
J B HUNT TRANS SVCS INC     COM		445658107      17,797    676,700   SH		SOLE	NONE   676,700  0
JC PENNEY CO INC 	    COM		708160106      18,079    285,300   SH		SOLE	NONE   285,300  0
KANSAS CITY SOUTHERN	    COM		485170302      11,269    350,300   SH		SOLE	NONE   350,300  0
LAMAR ADVERTISING CO	    COM	CL A	512815101      63,761  1,302,050   SH		SOLE	NONE 1,302,050  0
LIBERTY GLOBAL INC	    COM	CL A	530555101      11,797	 287,600   SH		SOLE	NONE   287,600  0
LIBERTY GLOBAL INC	    COM SER C	530555309      14,263    368,928   SH		SOLE	NONE   368,928  0
LIBERTY MEDIA HLDG CORP     COM SER A   53071M104      26,109  1,359,149   SH		SOLE	NONE 1,359,149  0
LIBERTY MEDIA HLDG CORP     COM SER A   53071M302      52,491    420,500   SH		SOLE	NONE   420,500  0
LITHIA MOTORS INC	    COM	CL A	536797103       3,820    223,900   SH		SOLE	NONE   223,900  0
M&F WORLDWIDE CORP	    COM		552541104      11,233	 223,800   SH		SOLE	NONE   223,800	0
MACY'S INC		    COM  	55616P104      17,860    552,600   SH		SOLE    NONE   552,600  0
MC DONALDS CORP		    COM		580135101      28,547    524,092   SH		SOLE	NONE   524,092	0
MOODYS CORP		    COM		615369105      12,721    252,400   SH		SOLE	NONE   252,400	0
NATIONAL HEALTH INVESTORS   COM		63633D104       4,507    145,800   SH		SOLE	NONE   145,800  0
NORFOLK SOUTHERN CORP       COM		655844108      67,234  1,295,200   SH		SOLE	NONE 1,295,200  0
NUSTAR GP HOLDINGS, LLC     COM         67059L102       3,637    116,976   SH           SOLE	NONE   116,976  0
NYSE EURONEXT, INC   	    COM		629491101      24,438    308,674   SH		SOLE	NONE   308,674	0
SCIENTIFIC GAMES CORP	    COM CL A	80874P109      68,075  1,810,500   SH		SOLE	NONE 1,810,500  0
SEARS HOLDINGS CORPORATION  COM         812350106     204,378  1,606,745   SH           SOLE	NONE 1,606,745  0
SONIC CORP 	   	    COM		835451105      17,339    741,000   SH		SOLE	NONE   741,000	0
STARWOOD HOTELS & RESORTS   COM		85590A401      10,978    180,700   SH		SOLE	NONE   180,700	0
STATE AUTO FINANCIAL CORP   COM         855707105       6,696    228,939   SH           SOLE	NONE   228,939  0
TARGET CORP		    COM		87612E106      99,970  1,572,600   SH		SOLE	NONE 1,572,600  0
UNION PACIFIC CORP	    COM		907818108      68,096	 602,300   SH		SOLE	NONE   602,300  0
UNITED CAPITAL CORP         COM		909912107	1,026     38,700   SH     	SOLE    NONE    38,700  0
WYNDHAM WORLDWIDE CORP	    CoM         98310W108      21,244	 648,459   SH		SOLE	NONE   648,459  0


Options


SEARS HOLDINGS CORPORATION  CoM         812350106     228,896  1,799,500   SH   CALL    SOLE    NONE 1,799,500  0





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